Noncontrolling Interests [Text Block]	6 Months Ended
Sep. 30, 2019
Noncontrolling Interest [Abstract]
Noncontrolling Interests [Text Block]
12.    NONCONTROLLING INTERESTS
Changes in MUFG’s Ownership Interests in Subsidiaries
The following table presents the effect on MUFG’s shareholders’ equity from changes in ownership of subsidiaries resulting from transactions with the noncontrolling interest shareholders during the six months ended September 30, 2018 and 2019:

	Six months ended September 30,
	2018	2019
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥553,251	¥616,542
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	36	6,094

Net transfers from the noncontrolling interest shareholders	36	6,094

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥553,287	¥622,636